RBC International Small Cap Equity Fund Expense Example - RBC International Small Cap Equity Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	1,729
Expense Example, with Redemption, 5 Years	2,758
Expense Example, with Redemption, 10 Years	5,302
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	1,053
Expense Example, with Redemption, 5 Years	2,015
Expense Example, with Redemption, 10 Years	4,455
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	1,091
Expense Example, with Redemption, 5 Years	2,090
Expense Example, with Redemption, 10 Years	$ 4,610